UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	september 30, 2011


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[] is a restatement.
						[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				Gyrus Investment Management Inc.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jim Schetakis
Title:		Compliance Officer
Phone:		(416) 862-2020

Signature, place, and Date of Signing:

	"Jim Schetakis"		Toronto, ON Canada	September 30, 2011
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		7,818,414

Form 13F Information Table Value Total:		$271,589,804



List of Other Included Managers:

	NONE


FORM 13F

















                     (SEC USE ONLY)

Name of Reporting Manager: Gyrus Investment Management Inc.


















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in Instr.V





Abbott Labs
COM
002824100
2,000,852.50
39,125
39,125
N/A
N/A

N/A
39,125
N/A
Adobe Systems Inc.
COM
00724F101
1,195,424.03
49,459
49,459
N/A
N/A

N/A
49,459
N/A
Alcoa Inc.
COM
013817101
1,245,803.46
130,178
130,178
N/A
N/A

N/A
130,178
N/A
Alexion Pharmaceuticals Inc
COM
015351109
791,461.30
12,355
12,355
N/A
N/A

N/A
12,355
N/A
Allergan Inc.
COM
018490102
1,971,518.16
23,932
23,932
N/A
N/A

N/A
23,932
N/A
Altria Group Inc.
COM
02209S103
4,808,936.51
179,371
179,371
N/A
N/A

N/A
179,371
N/A
American Express Co.
COM
025816109
2,813,883.00
62,670
62,670
N/A
N/A

N/A
62,670
N/A
Amerisourcebergen Corp.
COM
03073E105
931,750.00
25,000
25,000
N/A
N/A

N/A
25,000
N/A
Amgen Inc.
COM
031162100
2,262,098.64
41,159
41,159
N/A
N/A

N/A
41,159
N/A
Apache Corp.
COM
037411105
1,796,653.84
22,391
22,391
N/A
N/A

N/A
22,391
N/A
Apple Computer Inc.
COM
037833100
9,073,890.72
23,796
23,796
N/A
N/A

N/A
23,796
N/A
AT&T Inc.
COM
00206R102
5,645,676.60
197,955
197,955
N/A
N/A

N/A
197,955
N/A
Automatic Data Processing
COM
053015103
2,139,431.25
45,375
45,375
N/A
N/A

N/A
45,375
N/A
Baker Hughes Inc.
COM
057224107
2,895,820.20
62,748
62,748
N/A
N/A

N/A
62,748
N/A
Bank of America Corp.
COM
060505104
2,168,469.00
354,325
354,325
N/A
N/A

N/A
354,325
N/A
Blackrock Inc
COM
09247X101
3,104,509.75
20,975
20,975
N/A
N/A

N/A
20,975
N/A
Boeing Company
COM
097023105
1,794,121.50
29,650
29,650
N/A
N/A

N/A
29,650
N/A
Borg Warner Inc
COM
099724106
907,950.00
15,000
15,000
N/A
N/A

N/A
15,000
N/A
Bristol-Myers Squibb
COM
110122108
5,289,506.94
168,563
168,563
N/A
N/A

N/A
168,563
N/A
Brocade Communications
Systems
COM NEW
111621306
417,817.44
96,717
96,717
N/A
N/A

N/A
96,717
N/A
Caterpillar Inc.
COM
149123101
1,685,767.20
22,830
22,830
N/A
N/A

N/A
22,830
N/A
CenturyLink Inc.
COM
156700106
1,700,712.00
51,350
51,350
N/A
N/A

N/A
51,350
N/A
Cerner Corp
COM
156782104
390,564.00
5,700
5,700
N/A
N/A

N/A
5,700
N/A
ChevronTexaco Corp.
COM
166764100
7,239,797.28
78,192
78,192
N/A
N/A

N/A
78,192
N/A
Cisco Systems
COM
17275R102
2,981,859.00
192,378
192,378
N/A
N/A

N/A
192,378
N/A
Citigroup Inc.
COM NEW
172967424
2,723,905.21
106,361
106,361
N/A
N/A

N/A
106,361
N/A
Citrix Systems
COM
177376100
1,006,896.45
18,465
18,465
N/A
N/A

N/A
18,465
N/A
Coca Cola Co.
COM
191216100
4,630,292.16
68,536
68,536
N/A
N/A

N/A
68,536
N/A
Colgate Palmolive Co.
COM
194162103
2,147,918.28
24,221
24,221
N/A
N/A

N/A
24,221
N/A
ConocoPhillips
COM
20825C104
4,764,323.44
75,242
75,242
N/A
N/A

N/A
75,242
N/A
Costamare Inc
SHS
Y1771G102
918,284.25
74,355
74,355
N/A
N/A

N/A
74,355
N/A
Costco Wholesale Inc.
COM
22160K105
2,359,184.25
28,725
28,725
N/A
N/A

N/A
28,725
N/A
D R Horton Inc
COM
23331A109
1,245,006.88
137,722
137,722
N/A
N/A

N/A
137,722
N/A
Deere & Co.
COM
244199105
2,026,787.73
31,389
31,389
N/A
N/A

N/A
31,389
N/A
Dendreon Corp
COM
24823Q107
137,025.00
15,225
15,225
N/A
N/A

N/A
15,225
N/A
Dominion Resources Inc.
COM
25746U109
2,037,806.26
40,138
40,138
N/A
N/A

N/A
40,138
N/A
Du Pont (EI) De Nemours
COM
263534109
3,009,261.36
75,288
75,288
N/A
N/A

N/A
75,288
N/A
Edison International
COM
281020107
1,569,665.25
41,037
41,037
N/A
N/A

N/A
41,037
N/A
EMC Corp.
COM
268648102
2,072,552.60
98,740
98,740
N/A
N/A

N/A
98,740
N/A
Exxon Mobil Corp.
COM
30231G102
8,421,157.98
115,946
115,946
N/A
N/A

N/A
115,946
N/A
Ford Motor Co.
COM PAR
345370860
1,709,414.25
176,775
176,775
N/A
N/A

N/A
176,775
N/A
Freeport-Mcmoran Copper &
Gold
COM
35671D857
1,868,137.95
61,351
61,351
N/A
N/A

N/A
61,351
N/A
General Dynamics
COM
369550108
1,929,993.25
33,925
33,925
N/A
N/A

N/A
33,925
N/A
General Electric
COM
369604103
5,071,304.00
333,200
333,200
N/A
N/A

N/A
333,200
N/A
Gilead Sciences Inc.
COM
375558103
2,240,506.00
57,745
57,745
N/A
N/A

N/A
57,745
N/A
Goldman Sachs Group Inc.
COM
38141G104
653,340.50
6,910
6,910
N/A
N/A

N/A
6,910
N/A
Google Inc.
CL A
38259P508
3,981,259.20
7,730
7,730
N/A
N/A

N/A
7,730
N/A
Halliburton Co.
COM
406216101
1,487,361.68
48,734
48,734
N/A
N/A

N/A
48,734
N/A
Heinz (H.J.) Co.
COM
423074103
3,692,359.60
73,145
73,145
N/A
N/A

N/A
73,145
N/A
Home Depot
COM
437076102
4,055,895.04
123,392
123,392
N/A
N/A

N/A
123,392
N/A
Honeywell International
COM
438516106
3,313,009.50
75,450
75,450
N/A
N/A

N/A
75,450
N/A
Intel Corp.
COM
458140100
6,031,697.40
282,780
282,780
N/A
N/A

N/A
282,780
N/A
International Business Machines
COM
459200101
6,810,661.89
38,947
38,947
N/A
N/A

N/A
38,947
N/A
Johnson & Johnson
COM
478160104
6,440,714.94
101,126
101,126
N/A
N/A

N/A
101,126
N/A
JP Morgan Chase & Company
COM
46625H100
5,167,929.36
171,578
171,578
N/A
N/A

N/A
171,578
N/A
Juniper Networks Inc
COM
48203R104
881,899.70
51,095
51,095
N/A
N/A

N/A
51,095
N/A
Kellogg Company
COM
487836108
1,484,958.42
27,918
27,918
N/A
N/A

N/A
27,918
N/A
Limited Brands Inc.
COM
532716107
1,268,904.50
32,950
32,950
N/A
N/A

N/A
32,950
N/A
Lockheed Martin Inc.
COM
539830109
3,017,828.80
41,545
41,545
N/A
N/A

N/A
41,545
N/A
Macy's Inc.
COM
55616P104
1,573,278.00
59,775
59,775
N/A
N/A

N/A
59,775
N/A
McDonald's Corp.
COM
580135101
5,540,739.44
63,092
63,092
N/A
N/A

N/A
63,092
N/A
Medco Health Solutions Inc.
COM
58405U102
1,283,613.75
27,375
27,375
N/A
N/A

N/A
27,375
N/A
Medtronic Inc.
COM
585055106
3,026,169.60
91,040
91,040
N/A
N/A

N/A
91,040
N/A
Merck & Co. Inc.
COM
58933Y105
3,613,350.00
110,500
110,500
N/A
N/A

N/A
110,500
N/A
MetLife Inc.
COM
59156R108
3,083,200.75
110,075
110,075
N/A
N/A

N/A
110,075
N/A
Microsoft Corp.
COM
594918104
7,687,226.72
308,848
308,848
N/A
N/A

N/A
308,848
N/A
Morgan Stanley
COM NEW
617446448
1,432,721.99
106,049
106,049
N/A
N/A

N/A
106,049
N/A
NextEra Energy Inc.
COM
65339F101
1,251,913.50
23,175
23,175
N/A
N/A

N/A
23,175
N/A
Occidental Petroluem Corp.
COM
674599105
1,288,787.50
18,025
18,025
N/A
N/A

N/A
18,025
N/A
Office Depot Inc.
COM
676220106
51,500.00
25,000
25,000
N/A
N/A

N/A
25,000
N/A
Oracle Corp.
COM
68389X105
3,991,554.90
138,885
138,885
N/A
N/A

N/A
138,885
N/A
PepsiCo Inc.
COM
713448108
5,427,701.50
87,685
87,685
N/A
N/A

N/A
87,685
N/A
PG&E Corp.
COM
69331C108
1,329,996.60
31,442
31,442
N/A
N/A

N/A
31,442
N/A
Praxair Inc.
COM
74005P104
1,226,925.00
13,125
13,125
N/A
N/A

N/A
13,125
N/A
Procter & Gamble
COM
742718109
5,915,859.30
93,635
93,635
N/A
N/A

N/A
93,635
N/A
Prudential Financial Inc.
COM
744320102
1,728,946.56
36,896
36,896
N/A
N/A

N/A
36,896
N/A
Public Service Enterprise Group
COM
744573106
1,235,524.25
37,025
37,025
N/A
N/A

N/A
37,025
N/A
Qualcomm Inc.
COM
747525103
5,304,317.25
109,075
109,075
N/A
N/A

N/A
109,075
N/A
Schlumberger Ltd.
COM
806857108
2,799,724.29
46,873
46,873
N/A
N/A

N/A
46,873
N/A
Schwab (Charles) Corp.
COM
808513105
1,121,083.25
99,475
99,475
N/A
N/A

N/A
99,475
N/A
Southern Co.
COM
842587107
2,106,721.14
49,722
49,722
N/A
N/A

N/A
49,722
N/A
Starbucks Corp.
COM
855244109
2,231,060.70
59,830
59,830
N/A
N/A

N/A
59,830
N/A
State Street Corp.
COM
857477103
1,312,932.00
40,825
40,825
N/A
N/A

N/A
40,825
N/A
Synovus Financial Cp
COM
87161C105
401,303.50
375,050
375,050
N/A
N/A

N/A
375,050
N/A
Target Corp.
COM
87612E106
3,398,324.88
69,297
69,297
N/A
N/A

N/A
69,297
N/A
The Travelers Companies Inc.
COM
89417E109
1,226,777.75
25,175
25,175
N/A
N/A

N/A
25,175
N/A
Tiffany & Co.
COM
886547108
2,153,028.00
35,400
35,400
N/A
N/A

N/A
35,400
N/A
Time Warner Cable Inc
COM
88732J207
1,421,042.25
22,675
22,675
N/A
N/A

N/A
22,675
N/A
United Health Group Inc.
COM
91324P102
2,384,404.00
51,700
51,700
N/A
N/A

N/A
51,700
N/A
United Parcel Service Class B
CL B
911312106
4,030,548.75
63,825
63,825
N/A
N/A

N/A
63,825
N/A
United Technologies Corp.
COM
913017109
4,329,180.44
61,529
61,529
N/A
N/A

N/A
61,529
N/A
Unum Group
COM
91529Y106
1,376,003.04
65,649
65,649
N/A
N/A

N/A
65,649
N/A
US Bancorp Inc.
COM NEW
902973304
1,992,307.90
84,635
84,635
N/A
N/A

N/A
84,635
N/A
Valero Energy
COM
91913Y100
1,067,120.04
60,018
60,018
N/A
N/A

N/A
60,018
N/A
Verizon Communications
COM
92343V104
3,206,531.20
87,134
87,134
N/A
N/A

N/A
87,134
N/A
Vertex Pharmaceuticals Inc
COM
92532F100
751,729.68
16,908
16,908
N/A
N/A

N/A
16,908
N/A
Viacom Inc. Class B
CL B
92553P201
1,179,942.92
30,458
30,458
N/A
N/A

N/A
30,458
N/A
Walgreen Co.
COM
931422109
1,728,369.50
52,550
52,550
N/A
N/A

N/A
52,550
N/A
Walt Disney Co.
COM
254687106
2,983,004.96
98,906
98,906
N/A
N/A

N/A
98,906
N/A
Wells Fargo & Company
COM
949746101
3,882,186.36
160,953
160,953
N/A
N/A

N/A
160,953
N/A
Zimmer Holdings Inc.
COM
98956P102
1,081,633.00
20,225
20,225
N/A
N/A

N/A
20,225
N/A



271,589,804
7,818,414
7,818,414




7,818,414